Total
HSBC U.S. Treasury Money Market Fund
HSBC U.S. Treasury Money Market Fund
Investment Objective
The investment objective of the HSBC U.S. Treasury Money Market Fund (the “Fund”) is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financials intermediaries, which are not reflected in the table and Example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - HSBC U.S. Treasury Money Market Fund	Class A Shares	Class C Shares	Class D Shares	Class E Shares	Class I Shares	Intermediary Class Shares	Intermediary Service Class Shares	Class Y Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	none	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	none	1.00%	none	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay as a percentage of the value of your investment)
Annual Fund Operating Expenses - HSBC U.S. Treasury Money Market Fund		Class A Shares	[1]	Class C Shares	[1]	Class D Shares		Class E Shares [1]	Class I Shares	Intermediary Class Shares		Intermediary Service Class Shares		Class Y Shares
Management Fee		0.10%		0.10%		0.10%		0.10%	0.10%	0.10%		0.10%		0.10%
Distribution (12b-1) Fee		none		0.75%		none		none	none	none		none		none
Shareholder Servicing Fee		0.40%		0.25%		0.25%		0.10%	none	0.05%		0.10%		none
Other Operating Expenses		0.16%		0.16%		0.16%		0.06%	0.06%	0.16%		0.16%		0.16%
Total Other Expenses		0.56%		0.41%		0.41%		0.16%	0.06%	0.21%		0.26%		0.16%
Total Annual Fund Operating Expenses		0.66%	[2]	1.26%	[2]	0.51%	[2]	0.26%	0.16%	0.31%	[2]	0.36%	[2]	0.26%	[2]
Fee Waiver and/or Expense Reimbursement	[3]	none		none		none		0.01%	0.02%	0.13%		0.16%		none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.66%		1.26%		0.51%		0.25%	0.14%	0.18%		0.20%		0.26%
[1]	During the Fund’s prior fiscal year, Class A Shares, Class C Shares and Class E Shares were not operational. Therefore, these amounts have been estimated.
[2]	The Total Annual Fund Operating Expenses have been restated to reflect current expenses.
[3]	HSBC Global Asset Management (USA) Inc., the Fund’s investment adviser (the “Adviser”), has entered into a contractual expense limitation agreement with the Fund (“Expense Limitation Agreement”) under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies) to an annual rate of 0.25%, 0.14%, 0.18%, and 0.20% for Class E Shares, Class I Shares, Intermediary Shares, and Intermediary Service Shares, respectively. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years, calculated monthly from when the waiver or reimbursement was recorded, to the extent that the repayment will not cause the Fund’s operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until March 1, 2022. The Expense Limitation Agreement shall terminate upon the termination of the Investment Advisory Contract between the Fund and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example takes the Fund’s Expense Limitation Agreement into account for the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - HSBC U.S. Treasury Money Market Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	67	211	368	822
Class C Shares	228	400	692	1,133
Class D Shares	52	164	285	640
Class E Shares	26	83	145	330
Class I Shares	14	50	88	203
Intermediary Class Shares	18	87	161	380
Intermediary Service Class Shares	20	99	186	440
Class Y Shares	27	84	146	331

For the share class listed below, you would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption	1 Year	3 Years	5 Years	10 Years
HSBC U.S. Treasury Money Market Fund | Class C Shares | USD ($)	128	400	692	1,133

Principal Investment Strategies

The Fund is a government money market fund and seeks to maintain a stable price of $1.00 per share. The Fund seeks to achieve its investment objective by investing, under normal market conditions, exclusively in direct obligations of the U.S. Treasury. The Fund will invest in securities with maturities of (or deemed maturities of) 397 days or less and will maintain a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average portfolio life of 120 days or less.

The U.S. Treasury issues various types of marketable securities consisting of bills, notes, bonds and other debt securities. The Fund will not invest in securities issued or guaranteed by agencies or instrumentalities of the U.S. government, will not enter into loans of its portfolio securities and will not, under normal conditions, invest in repurchase agreements.

Under adverse market conditions, the Fund may temporarily invest in repurchase agreements collateralized by U.S. Treasury obligations. These securities may entail more risk than the types of securities in which the Fund typically invests. Additionally, as an alternative to investing in negatively yielding securities, the Fund may also elect to hold uninvested cash with the Fund’s custodian.

Principal Investment Risks

The Fund has the following principal investment risks. The risks are presented in an order intended to facilitate readability, and their order does not imply that the realization of one risk is likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

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Debt Instruments Risk: The risks of investing in debt instruments include:

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Credit Risk: The Fund could lose money if an issuer or guarantor of a debt instrument is unable or unwilling to make or perceived to be unable or unwilling to make timely payments of interest or principal. The issuer or guarantor could also suffer a rapid decrease in credit quality rating, which would adversely affect the volatility of the value and liquidity of the investment.

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Interest Rate Risk: Fluctuations in interest rates may affect the yield, volatility, liquidity and value of investments in income producing or debt instruments. Generally, if interest rates rise, the value of such investments will fall. A low or negative interest rate environment poses additional risks to the Fund, because low or negative yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to shareholders, pay expenses out of current income, or, at times, maintain a stable $1.00 share price and/or achieve its investment objective. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments.

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Inventory Risk: The market-making capacity in debt markets has declined as a result of reduced broker-dealer inventories relative to fund assets, reduced broker-dealer proprietary trading activity and increased regulatory capital requirements for financial institutions such as banks. Because market makers provide stability to a market through their intermediary services, a significant reduction in dealer market-making capacity has the potential to decrease liquidity and increase volatility in the debt markets. A decrease in liquidity may affect the ability of the Fund to pay redemption proceeds within the allowable time period.

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Market Risk: The value of the Fund’s investments may decline due to changing economic, political, social, regulatory or market conditions. Market risk may affect a section of the economy or it may affect the economy as a whole. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.

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Stable NAV Risk: The Fund may not be able to maintain an NAV per share of $1.00 (a “Stable NAV”) at all times. The failure of other money market funds to maintain a Stable NAV (or the perceived threat of such a failure) could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Adviser or an affiliate to help the Fund maintain a Stable NAV.

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of HSBC Bank USA, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Performance Bar Chart and Table

The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund's year to year performance. Past performance does not indicate how the Fund will perform in the future.

The bar chart below shows the Fund’s annual returns for Class Y Shares and how performance has varied from year to year. The returns for the Fund’s other share classes will differ from the returns of the Class Y Shares shown in the bar chart because the expenses of the classes differ.

Annual Total Returns as of 12/31 for Class Y Shares Bar chart assumes reinvestment of dividends and distributions

Best Quarter:	Q1 2019	0.54%
Worst Quarter:	Q3 2015	0.00%

The table below lists the average annual total returns for each class of shares for various time periods. As of December 31, 2020, the 7-day yields of the Fund's Class D, Class I, Intermediary, Intermediary Service and Class Y Shares were 0.03%, 0.03%, 0.03%, 0.03% and 0.02%, respectively. The 7-day yield information is not provided for Class A, Class C, and Class E Shares because there were no Class A, Class C, or Class E shareholders as of December 31, 2020. For current yield information on the Fund, call 1-800-782-8183.

Past performance is not an indication of how the Fund will perform in the future.

Average Annual Total Returns^(for the periods ended December 31, 2020)	[1]
Average Annual Total Returns - HSBC U.S. Treasury Money Market Fund		Inception Date	1 Year	5 Years	10 Years	Since Inception
Class A Shares	[1]	May 24, 2001	none	none	none	1.08%
Class C Shares	[1]	Dec. 24, 2003	none	none	none	0.04%
Class D Shares		May 14, 2001	0.24%	0.74%	0.37%	0.96%
Class E Shares	[1]	Jul. 12, 2016	none	none	none	0.37%
Class I Shares	[1]	Dec. 30, 2003	0.38%	1.02%	0.51%	1.13%
Intermediary Class Shares		Jul. 12, 2016	0.37%	none	none	1.07%
Intermediary Service Class Shares		Jul. 12, 2016	0.36%	none	none	1.09%
Class Y Shares		May 11, 2001	0.32%	0.92%	0.46%	1.11%
[1]	Class A, Class C, Class E and Class I Shares were operational only during a portion of the period since inception. The “Since Inception” return performance is for the period of time the Classes had operations. The 1 year, 5 years and 10 years average annual return is not provided for Class A, Class C or Class E Shares because there were no Class A, Class C or Class E shareholders as of December 31, 2020.

[1]	During the year ended December 31, 2007, the Fund received a one-time reimbursement from the Adviser related to past marketing arrangements. During the year ended December 31, 2010, the Fund also received a one-time payment in respect of a class action settlement. As a result, the Fund’s total returns for the years ended December 31, 2007 and 2010 were higher than they would have been had the Fund not received these payments.